Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We have a strict policy of not granting securities to our executive officers, directors and employees when material nonpublic information is known or a material transaction is anticipated to occur.The timing of equity award grants is determined with consideration to a variety of factors, including but not limited to, the achievement of pre-established performance targets, market conditions and internal milestones. We do not follow a predetermined schedule for the granting of equity awards. Instead, each grant is considered on a case-by-case basis to align with our strategic objectives and to ensure the competitiveness of our compensation packages.In determining the timing and terms of an equity award, our board of directors and compensation committee consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations. Procedures utilized by our board of directors and compensation committee to prevent the improper use of material nonpublic information in connection with the granting of equity awards include consultation with legal counsel and, where appropriate, the delay of the grant of applicable equity awards until the public disclosure of such material nonpublic information has been completed.We are committed to maintaining transparency in our executive compensation practices and to making equity awards in a manner that is not influenced by the timing of the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We regularly review our policies and practices related to equity awards to ensure that they meet the evolving standards of corporate governance and continue to serve the best interests of us and our stockholders.During the year ended December 31, 2024, no securities were granted to our named executive officers within four business days prior to, or one business day following, the filing or furnishing of a periodic or current report by us that disclosed material nonpublic information.
Award Timing Predetermined [Flag]	true
MNPI Disclosure Timed for Compensation Value [Flag]	true